SIGNIFICANT ACCOUNTING POLICIES (Schedule of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended	5 Months Ended	7 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 01, 2012 Segment, Discontinued Operations [Member]	Aug. 01, 2012 Segment, Discontinued Operations [Member]
Revenues	$ 23,235	$ 21,166	$ 45,380	$ 42,774	$ 84,832	$ 2	$ 3
Cost of revenues	15,600	14,363	30,541	28,475	56,742	120	143
Gross profit (loss)	7,635	6,803	14,839	14,299	28,090	(118)	(140)
Operating expenses:
Selling and marketing	2,569	2,186	4,894	4,445	9,067	48	60
General and administrative	2,370	2,220	4,653	4,808	9,232	165	181
Impairment of goodwill and intangible asset						354	348
Operating income (loss)	1,767	1,223	3,312	2,652	5,088	(684)	(729)
Financial expenses, net	(260)	(462)	(598)	(927)	(1,628)	16	18
Net income (loss)	1,275	(49)	2,436	389	1,637	(700)	(747)
Loss from sale of subsidiaries						$ (248)